Summary of Material Accounting Policies - Schedule of Assets and Liabilities Measured at Fair Value in Financial Statements (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Fair Value Measurement Using Level 1 [Member]
Non-current Liabilities:
Trade and other payables
Director loan – related party
Loan payable
Contingent consideration
Fair Value Measurement Using Level 2 [Member]
Non-current Liabilities:
Trade and other payables	48,106
Director loan – related party	79,018	76,554
Loan payable		3,166
Contingent consideration	€ 118,000	€ 120,000